36. Financial instruments and risk management (Details 4) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Derivative Financial Instruments One [Member]
Financial instruments and risk management [line items]
Currency	USD	USD
SWAP Type	LIBOR X DI	LIBOR X DI
COUNTERPARTY DEBT	KFW/Finnvera	KFW/ Finnvera
COUNTERPARTY SWAP	JP Morgan e BOFA	JP Morgan and BOFA
Total debt	R$ 330,217	R$ 378,595
Total Swap (Asset Side)	R$ 330,217	R$ 393,387
% Coverage	100.00%	100.00%
AVERAGE SWAP RATE (Asset Side)	LIBOR 6M + 0.75% p.a.	100% LIBOR 6M + 0.75% p.a.
AVERAGE SWAP RATE (Liability Side)	85.50% do CDI	85.50% of CDI
Derivative Financial Instruments Two [Member]
Financial instruments and risk management [line items]
Currency		USD
SWAP Type		PRE X DI
COUNTERPARTY DEBT		CISCO
COUNTERPARTY SWAP		Santander and JP Morgan
Total debt		R$ 116,466
Total Swap (Asset Side)		R$ 116,466
% Coverage		100.00%
AVERAGE SWAP RATE (Asset Side)		2.18% p.a.
AVERAGE SWAP RATE (Liability Side)		88.20% of CDI
Derivative Financial Instruments [Member]
Financial instruments and risk management [line items]
Currency	USD	USD
SWAP Type	PRE X DI	LIBOR X DI
COUNTERPARTY DEBT	CISCO	KfW
COUNTERPARTY SWAP	Santander e JP Morgan	JP Morgan
Total debt	R$ 40,366	R$ 43,420
Total Swap (Asset Side)	R$ 40,366	R$ 43,420
% Coverage	100.00%	100.00%
AVERAGE SWAP RATE (Asset Side)	2.50% p.a.	LIBOR 6M + 1.35% p.a.
AVERAGE SWAP RATE (Liability Side)	84.50% do CDI	102.50% of CDI